June 5, 2008

Ms. Karen J. Garnett

Division of Corporate Finance

Mail Stop 4561

U.S. Securities and Exchange Commission

100 F Street, NE

Washington D.C., 20549

Re:

Cheetah Consulting, Inc.

Fourth Amendment to Registration Statement on Form S-1

File No. 333-146209

Filed:  June 5, 2008

Dear Ms. Garnett:

Below are Cheetah Consulting, Inc.’s (“the Company’s”) responses to the SEC’s Comment Letter dated June 4, 2008.  On behalf of the Company, on June 5, 2008, I transmitted via EDGAR the Company’s Fourth Amendment to Registration Statement on Form S-1.

Prospectus Cover Page

1.

We revised the disclosure in the second full paragraph on the cover page as follows:

"Accordingly, the sales price to the public is fixed at $0.10 per share for the duration of the offering."

Please, do not hesitate to contact me at (941) 723-7564 should you have any questions.

Sincerely,

/s/ DIANE J. HARRISON

Diane J. Harrison, Esq.

Enclosures:

1. Cheetah Consulting, Inc. S-1/A-4

2. Exhibit 5.4: Opinion Regarding Legality and Consent of Counsel: by Diane J. Harrison, Esq.